LOANS PAYABLE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
LOANS PAYABLE [Text Block]

15. LOANS PAYABLE

Category	December 31,	December 31,
	2017	2016
Loans payable – First Majestic Silver Corp.	$-	$454,819

During the year ended December 31, 2017, the Company paid $461,113 in full and final settlement of all outstanding loans payable (Note 22(b)). As at December 31, 2017, the Company had $nil (December 31, 2016 – $454,819) remaining in loans payable to First Majestic Silver Corp. (a related party – see Note 21).